Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
General and administrative expenses	$ (45,827)	$ (46,875)	$ (39,701)
Total operating expenses	(183,277)	(164,685)	(131,378)
Operating loss	(15,704)	(1,612)	10,065
Interest income	4,892	4,619	1,898
Interest expense	(728)	(1,514)	(93)
Other income, net	9,183	16,904	13,545
Income/(loss) before income taxes	(2,357)	18,397	25,415
Income tax expenses	3,020	(4,131)	(4,068)
Net income	663	14,266	21,347
Net income attributable to Xunlei Limited's common shareholders	1,215	14,225	21,463
Xunlei Limited
Operating expenses
General and administrative expenses	(1,712)	(7,931)	(6,436)
Total operating expenses	(1,712)	(7,931)	(6,436)
Operating loss	(1,712)	(7,931)	(6,436)
Interest income	1,673	1,512	360
Interest expense	(93)	(93)	(93)
Other income, net	2,083	3,928	368
Income/ (loss) from subsidiaries and consolidated VIEs	(627)	16,948	27,300
Income/(loss) before income taxes	1,324	14,364	21,499
Income tax expenses	(109)	(139)	(36)
Net income	1,215	14,225	21,463
Net income attributable to Xunlei Limited's common shareholders	$ 1,215	$ 14,225	$ 21,463